Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

Our cybersecurity risk management strategy establishes guidelines for information security, control and monitoring designed to adequately protect our information assets, ensuring the integrity, availability, and confidentiality of the information processed and stored in our IT systems and other technological resources. We have implemented structured processes to manage risks arising from cybersecurity threats, which are formally documented in our information security policy.

We apply cybersecurity solutions and procedures to ensure the appropriate handling, collection, protection, and availability of data and information used across our corporate systems.

Our IT department is responsible for maintaining and promoting the effective implementation of our cybersecurity policy, as well as for educating users on applicable information security requirements. These rules apply to all users, including those within our subsidiaries that operate under different IT environments, whether more or less integrated with the broader organization.

As part of our risk management strategy, we engage a cybersecurity service provider certified under ISO27001 and ISAE3402 standards to support the management of our cybersecurity controls and procedures. In addition, we adopt the Control Objectives for Information and Related Technologies framework, developed by the Information Systems Audit and Control Association, to guide our IT governance practices. We also continuously assess and monitor material cybersecurity risks associated with our third-party service providers.

With respect to cybersecurity processes and tools, we have a security operations center, supported by event correlation tools and malware detection and response solutions. We have established governance committees and invest in multi-factor authentication solutions, user awareness programs, and immutable backup technologies.

We conduct quarterly internal vulnerability assessments in collaboration with our outsourced service provider, as well as annual penetration tests performed by external companies. Based on the findings of these tests, we develop and implement action plans to mitigate identified risks. All information security incidents are recorded, monitored, and addressed on a monthly basis, with reports presented by our security operations center.

In recent years, we have not experienced any cybersecurity incidents resulting in service downtime, material damage, or data breaches.

In December 2024, our Volta Redonda and Porto Real plants obtained the Trusted Information Security Assessment Exchange, or TISAX certification. TISAX is an information security assessment and exchange mechanism that enables mutual recognition of assessment results among participating organizations. This certification is valid for a three-year period.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management strategy establishes guidelines for information security, control and monitoring designed to adequately protect our information assets, ensuring the integrity, availability, and confidentiality of the information processed and stored in our IT systems and other technological resources.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We Operate—Failures in or interruptions to our telecommunications, information technology systems or automated machinery could adversely affect us” and “—Unauthorized access to or release or violation of our or our business partners’ systems and data could materially and adversely affect us.”
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

We have an information security work group composed of members from our information technology, risk, and compliance teams. Our information security work group is led by our information security and information technology infrastructure manager, Mr. Leandro Oliveira Barcelos. Mr. Barcelos is a professional with over 30 years of experience in information technology, including significant experience in information security, governance and risk management. All relevant cybersecurity threats and risks are regularly reported to our audit committee Our audit committee holds periodic meetings focused on ensuring compliance with the responsibilities established under applicable laws and its internal operating charter. As necessary, our audit committee determines the engagement of external consultants, legal counsel, accountants, experts, and other independent professionals to support the performance of its duties.

We assess our strategic, operational, financial, and regulatory risks through our audit, risk, and compliance executive board. In this context, our main risk factors, including those arising from cybersecurity threats, are consolidated every two years and evaluated based on their likelihood of occurrence and potential impacts to us. Based on this risk assessment, the business areas responsible for managing the relevant processes implement action plans aimed at mitigating these risks and preventing material adverse effects.

Our cybersecurity policy is implemented across all our Brazilian subsidiaries. Our international subsidiaries are responsible for implementing cybersecurity controls in compliance with applicable local laws and regulations.

For more information, see “Item 3. Key Information—3D. Risk Factors—Risks Relating to Us and the Industries in Which We Operate—Failures in or interruptions to our telecommunications, information technology systems or automated machinery could adversely affect us” and “—Unauthorized access to or release or violation of our or our business partners’ systems and data could materially and adversely affect us.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	We have an information security work group composed of members from our information technology, risk, and compliance teams. Our information security work group is led by our information security and information technology infrastructure manager, Mr. Leandro Oliveira Barcelos. Mr. Barcelos is a professional with over 30 years of experience in information technology, including significant experience in information security, governance and risk management. All relevant cybersecurity threats and risks are regularly reported to our audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee holds periodic meetings focused on ensuring compliance with the responsibilities established under applicable laws and its internal operating charter.
Cybersecurity Risk Role of Management [Text Block]	We assess our strategic, operational, financial, and regulatory risks through our audit, risk, and compliance executive board. In this context, our main risk factors, including those arising from cybersecurity threats, are consolidated every two years and evaluated based on their likelihood of occurrence and potential impacts to us.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	As necessary, our audit committee determines the engagement of external consultants, legal counsel, accountants, experts, and other independent professionals to support the performance of its duties.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Based on this risk assessment, the business areas responsible for managing the relevant processes implement action plans aimed at mitigating these risks and preventing material adverse effects.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true